Shareholder Report, Holdings (Details) - C000030518	May 31, 2024
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Other Industries
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Reit
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Banking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Software
Holdings [Line Items]
Percent of Net Asset Value	12.60%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.70%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.20%
InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.10%